Special Items Restructuring Accruals (Details) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Total special items	$ 346.7	$ 324.4	$ 200.0
Restructuring Reserve [Roll Forward]
Restructuring accruals, beginning balance	15.5	24.7	24.8	$ 24.7
Charges incurred	9.5	14.2	26.8
Payments made	(13.7)	(19.7)	(26.9)
Restructuring Reserve, Accrual Adjustment	(1.2)	(2.6)
Foreign currency and other adjustments	(0.9)	(1.1)	0.0
Restructuring accruals, ending balance	9.2	15.5	24.7	9.2
Canada [Member]
Restructuring Reserve [Roll Forward]
Restructuring accruals, beginning balance	3.8	9.7	7.1	9.7
Charges incurred	2.1	7.6	10.6
Payments made	(3.1)	(13.0)	(7.7)
Restructuring Reserve, Accrual Adjustment	0.0	0.0
Foreign currency and other adjustments	(0.5)	(0.5)	(0.3)
Restructuring accruals, ending balance	2.3	3.8	9.7	2.3
Europe [Member]
Restructuring Reserve [Roll Forward]
Restructuring accruals, beginning balance	11.5	13.6	13.4	13.6
Charges incurred	4.2	6.3	14.5
Payments made	(8.5)	(5.2)	(14.6)
Restructuring Reserve, Accrual Adjustment	(1.2)	(2.6)
Foreign currency and other adjustments	(0.4)	(0.6)	0.3
Restructuring accruals, ending balance	5.6	11.5	13.6	5.6
MCI
Restructuring Reserve [Roll Forward]
Restructuring accruals, beginning balance	0.0	0.5	2.8	0.5
Charges incurred	3.2	0.0	0.4
Payments made	(1.9)	(0.5)	(2.7)
Restructuring Reserve, Accrual Adjustment	0.0	0.0
Foreign currency and other adjustments	0.0	0.0	0.0
Restructuring accruals, ending balance	1.3	0.0	0.5	1.3
Corporate
Restructuring Reserve [Roll Forward]
Restructuring accruals, beginning balance	0.2	0.9	1.5	0.9
Charges incurred	0.0	0.3	1.3
Payments made	(0.2)	(1.0)	(1.9)
Restructuring Reserve, Accrual Adjustment	0.0	0.0
Foreign currency and other adjustments	0.0	0.0	0.0
Restructuring accruals, ending balance	$ 0.0	$ 0.2	$ 0.9	$ 0.0
CHINA
Restructuring Reserve [Roll Forward]
Number of positions eliminated | employee	125